PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Private Placement Abstract
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 6,600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, Cantor Fitzgerald & Co. purchased an aggregate of 1,897,500 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, and Piper Sandler & Co. purchased an aggregate of 402,500 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $8,900,000. The Private Placement Warrants (including the Class A Ordinary Shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination and they will not be redeemable by the Company so long as they are held by the Sponsor, Cantor Fitzgerald & Co., Piper Sandler & Co. or their permitted transferees. The Sponsor, Cantor Fitzgerald & Co., Piper Sandler & Co. or their permitted transferees, have the option to exercise the Private Placement Warrants on a cashless basis.

If the Private Placement Warrants are held by holders other than the Sponsor, Cantor Fitzgerald & Co., Piper Sandler & Co. or their permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the warrants included in the units being sold in the Initial Public Offering.

A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the public shares (subject to the requirements of applicable law) and the Private Placement Warrants will be worthless (See Note 8).

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 6,600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, Cantor Fitzgerald & Co. purchased an aggregate of 1,897,500 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, and Piper Sandler & Co. purchased an aggregate of 402,500 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $8,900,000. The Private Placement Warrants (including the Class A Ordinary Shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination and they will not be redeemable by the Company so long as they are held by the Sponsor, Cantor Fitzgerald & Co., Piper Sandler & Co. or their permitted transferees. The Sponsor, Cantor Fitzgerald & Co., Piper Sandler & Co. or their permitted transferees, have the option to exercise the Private Placement Warrants on a cashless basis.

If the Private Placement Warrants are held by holders other than the Sponsor, Cantor Fitzgerald & Co., Piper Sandler & Co. or their permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the warrants included in the units being sold in the Initial Public Offering.

A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the public shares (subject to the requirements of applicable law) and the Private Placement Warrants will be worthless (See Note 8).